Note 6 - Other Assets	6 Months Ended
Apr. 30, 2026
Statement Line Items [Line Items]
Disclosure of other assets [text block]

6. Other assets:

(thousands of Canadian dollars)
	April 30	October 31	April 30
	2026	2025	2025

Accounts receivable	$7,548	$7,371	$8,202
Prepaid expenses and other	22,117	17,880	16,822
Right-of-use assets	3,371	2,424	2,791
Deferred income tax asset	4,118	4,039	1,526
Derivative instruments (note 12)	5,154	-	198
Investment (note 6a)	-	953	953

	$42,308	$32,667	$30,492

a) In February 2021, the Bank acquired an 11% investment in Stablecorp Digital Currencies Inc. for cash consideration of $953,000. The Bank has made an irrevocable election to designate this investment at fair value through other comprehensive income at initial recognition and any future changes in the fair value of the investment will be recognized in other comprehensive income (loss). In December 2025, the Bank divested of its position in Stablecorp for cash consideration of $1,035,000. The disposal generated a gain of $82,000, recognized in the income statement. The gain represents the excess of the consideration received over the carrying amount of the investment at the date of disposal.